Financial Instruments and Financial Risk Management	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management Text Block Abstract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Estimates of fair value:

Financial assets:

Level 1 financial instruments:

Fair value measurements based on quoted prices (unadjusted) in active markets (level 1):

	June 30,	December 31,
	2022	2021
	Level 1
	USD in thousands

Investment in SAFO	40	53
Investment in Tondo	161	429
Investment in SciSparc	866	911
Investment in Maris	114	-
Investment in Automax – bonds	9	-
Investments in Automax –shares	1,424	1,676
	2,614	3,069

As of June 30 ,2022 the investments were classified as short-term investments.

As of December 31, 2021 the were classified as short-term investments.

The following table presents the Level 1 financial assets roll-forward:

	SAFO	TONDO	SciSparc Ltd	Maris	Automax shares	Automax – bonds	Total
	USD in thousands

Balance as of January 1, 2022	53	429	911	-	1,676	-	3,069
Purchase of securities	-	-	32	75	-	69	176
Net change in fair value of financial assets at fair value recognized through profit or loss	(13)	36	(77)	(208)	(65)	-	(327)
Sale of securities	-	(344)	-	-	-	(60)	(404)
Realized gain	-	67	-	-	-	1	68
Currency exchange differences	-	(27)	-	-	(187)	(1)	(215)
Transfer from level 3 to level 1	-	-	-	247	-	-	247
Balance as of June 30, 2022	40	161	866	114	1,424	9	2,614

The following table presents the Level 1 financial assets roll-forward:

	SAFO	Tondo	SciSparc ltd	Automax shares	Total

Balance as of January 1, 2021	113	-	-	-	113
Initial recognition at fair value upon dilution of equity investment	-	-	-	1,553	1,553
Purchase of securities	-	472	825	279	1,576
Sale of securities	-	(42)		-	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(60)	(1)	86	(156)	(131)
Balance as of December 31, 2021	53	429	911	1,676	3,069

Level 3 financial instruments:

The Company has several financial assets measured at fair value through profit or loss, which meet the level 3 criteria.

The following table presents the level 3 fair value financial assets:

	June 30,	December 31,
	2022	2021
	Level 3
	USD in thousands

Maris Investment*	-	246
Safee investment	400	400
Maris warrants	42	57
Polyrizon warrants	512	516
Laminera (see note 4.M)	-	126
Anti-dilution – Gix Internet	-	469
SAFO warrants	32	34
ClearMind (see note 4.N)	1,296	-
Parazero-SAFE ) see note 4.L)	521	-
Polyrizon- SAFE (see note 4.H)	314	-
Colugo investment	400	-
	3,517	1,848

*	Classified as short-term investments.

The following table presents the Level 3 financial assets roll-forward:

	Maris Investment	Polyrizon warrants	Laminera (formerly ABI)	Anti- dilution- Gix Internet	Safee	SAFO warrants	Clear Mind investment	Parazero -SAFE	Polyrizon - SAFE	Colugo investment	Total
	USD in thousands
Balance as of January 1, 2022	303	516	126	469	400	34	-	-	-	-	1,848
Initial recognition of financial asset	25	-	-	-	-	-	1,250	521	314	400	2,510
Net change at fair value recognized through profit or loss	(39)	(4)	507	(460)	-	(2)	68	-	-	-	67
Transfer from level 3 to level 1	(247)	-	-	-	-	-	-	-	-	-	(247)
Transfer to equity investment treatment	-	-	(633)	-	-	-	-	-	-	-	(633)
Currancy exchange differences	-	-	-	(9)	-	-	(22)	-	-	-	(31)
Balance as of June 30, 2022	42	512	-	-	400	32	1,296	521	314	400	3,517

The following table presents the Level 3 financial assets roll-forward:

	Gix Media’s shares	Gix Internet Warrants	ScoutCam warrants	Maris investment and warrants	Conversion Right	Polyrizon warrants	Laminera (formerly ABI)	Anti- dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	-	-	473	98	4,416
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)	-	-	97	-	-	-	-	-	-	97
Exercise of warrants (note 4.C)	-	-	(51)	-	-	-	-	-	-	(51)
Initial recognition of financial asset	-	-	-	240	-	-	126	-	-	366
Net changes at fair value recognized through profit or loss	373	(14)	(46)	63	213	516	-	(4)	(64)	1,037
Exercise of Conversion Right (see note 4.F)	(2,811)	-	-	-	(1,606)	-	-	-	-	(4,417)
Balance as of December 31, 2021	-	-	-	303	-	516	126	469	34	1,448

Valuation processes of the Group:

Set forth below are details regarding the valuation processes of the Group as of June 30, 2022:

1)

Warrants issued on November 28, 2017: as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 64.64%, risk-free interest of 0.19%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

Series C warrants - financial instruments measured at fair value through profit or loss.

2)	Investment in SAFO, Tondo, SciSparc, Automax (shares and bonds), Maris were measured according to their quoted price as of the cut-off date.

3)	Safee investment - on October 12, 2021, the Company invested in Safee. Since Safee is a small private company, which does not raise funds on a regular basis and does not have significant activity that indicates a change in fair value, the Company assumes that there is no reason to believe there is a material change in value and the investment value adequately represents the fair value at the reporting date. This assumption is reviewed at each cut-off date.

4)	Colugo investment - on January 27, 2022, the Company invested in Colugo. Since Colugo is a small private company, which does not raise funds on a regular basis and does not have significant activity that indicates a change in fair value, the Company assumes there is no reason to believe there is a material change in value and the investment value adequately represents the fair value at the reporting date. This assumption is reviewed at each cut-off date.

5)	Maris investment - on March 24, 2021, the Company invested in Maris. On February 01, 2022 Maris completed initial public offering of units consisting of warrants and shares for USD 4.2 per unit and started to trade on Nasdaq. The fair value of the warrants was calculated using the Black & Scholes option price model, based on the following assumptions:

share price: USD 1.11, expected volatility of 102.37%, risk-free interest of 3%, expected term of 5 years following the grant date.

6)

SAFO warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 7.56, expected volatility of 89.84%, risk-free interest of 0.97%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

7)	Polyrizon Options - the Original Option (as defined in Note 4H) was measured at fair value through profit and loss and was calculated using the Black & Scholes option price model. The Original Option and the Alternative Option (as defined in Note 4H) was calculated based on management’s expectations for the IPO scenario. Non-IPO scenario: share price: USD 0.0544, expected volatility of 80.69%, risk-free interest of 2.8%, expected term of 2.77 years following the grant date. IPO scenario: share price: 120% of expected IPO share price, expected volatility of 98.86%, risk-free interest of 3%, expected term of 3.55 years following the grant date.

8)

ClearMind investment – On February 3, 2022, the Company invested in ClearMind USD 1.25 thousands in consideration for 1,987,344 units, comprised of one Common Share and one warrant to purchase one Common Share. Additionally, each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD $2.00 per share. The transaction closed on April 25, 2022. The agreement also includes anti-dilution rights, related only to the cash investment, according to which the Company shall receive, for no consideration, additional securities to maintain its fully-diluted ownership percentage.

The fair value of the warrants was calculated using the Black & Scholes option price model, based on the following assumptions:

share price: USD 1.57, expected volatility of 107.46%, risk-free interest of 1.43%, expected term of 18 months following the grant date.

The fair value of the anti-dilution rights was calculated using the Binomial option pricing model based on the following assumptions:

risk-free interest of 3.1%, expected term of 18 months following the grant date, amount and probability for the next round.

7)	Parazero SAFE and Polyrizon SAFE - financial instruments measured at their cost value, which as of the cut-off date is equal to the fair value.

Valuation processes of the Group:

Set forth below are details regarding the valuation processes of the Group as of December 31, 2021:

1)

Warrants issued on December 6, 2016: as part of a registered direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.32%, risk-free interest of 0.19%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

Warrants issued on March 29, 2017: as part of a public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.2%, risk-free interest of 0.19%, expected term of 5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

Warrants issued on November 28, 2017: as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.2%, risk-free interest of 0.19%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

Series C warrants - financial instruments measured at fair value through profit or loss.

2)	Anti-dilution feature - the Company used the Black-Scholes model, using the following principal assumptions: share price: NIS 1.45, 25% probability for the occurrence of an anti-dilution event, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the issuance date.

3)	ScoutCam warrants- the Company used the Black-Scholes model, using the following principal assumptions: share price of USD 6.3, expected volatility of 49.5%, risk-free interest of 0.65%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

4)	Gix Internet warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price of NIS 1.45, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

5)	Investment in SAFO, Tondo, SciSparc and Automax - financial instruments measured at fair value through profit or loss.

6)	Safee investment - on October 12, 2021 the Company invested in Safee. Since Safee is a small private company, which does not raise funds on a regular basis and does not have significant activity that indicates a change in fair value, the Company assumes that there is no reason to believe there is a material change in value and the investment value adequately represents the fair value at the reporting date. This assumption is reviewed at each cut-off date.

7)

Maris investment - on March 24, 2021 the Company invested in Maris. On February 01, 2022 Maris completed initial public offering of units consisting of warrants and shares for USD 4.2 per unit and started to trade on Nasdaq at USD 3.15 per share. The Company assumed the share price as of the first trading date of Maris shares represents the fair value of Maris shares as of December 31, 2021. The fair value of the warrants was calculated using the Black & Scholes option price model, based on the following assumptions:

Non-IPO scenario: share price: USD 3.15, expected volatility of 63.2%, risk-free interest of 0.24%, expected term of 2.5 years following the grant date.

IPO scenario: share price: USD 3.15, expected volatility of 55.81%, risk-free interest of 0.81%, expected term of 5 years following the grant date.

8)	SAFO warrants- the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 7.56, expected volatility of 78.86%, risk-free interest of 0.97%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

9)

Polyrizon Options- the Original Option (as defined in note 3H) was measured at fair value through profit and loss and was calculated using the Black & Scholes option price model. The Original Option and the Alternative Option (as defined in note 3H) was calculated based on management’s expectations for the IPO scenario.

Non-IPO scenario: share price: USD 0.0544, expected volatility of 87.86%, risk-free interest of 0.85%, expected term of 2.77 years following the grant date.

IPO scenario: share price: 120% of expected IPO share price, expected volatility of 93.76%, risk-free interest of 0.97%, expected term of 3.55 years following the grant date.

Financial liabilities:

Level 1 financial instruments:

As of June 30, 2022, and December 31, 2021, the Group has financial liability measured at level 1 – Warrants C (see note 8(a)(2)).

The fair value of financial instruments traded in active markets is based on quoted market prices at the statement of financial position date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria as of June 30, 2022, and as of December 31, 2021, – warrants issued to investors (see note 8(2) and commitment to issue warrants to lenders of Jeffs’ Brands upon IPO (see note 4E)).

The following table presents the financial liabilities that were measured at fair value:

	June 30 2022			December 31 2021
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	654	200	854	555	137	692